UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07489

Oppenheimer International Growth Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: November 30

Date of reporting period: 8/30/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS August 30, 2013* / Unaudited

	Shares	Value

Common Stocks—96.1%

Consumer Discretionary—18.6%

Automobiles—1.0%
Bayerische Motoren Werke (BMW) AG	1,164,625	$109,751,766

Diversified Consumer Services—1.8%
Benesse Holdings, Inc.	2,528,982	91,447,821

Dignity plc[1]	4,597,873	103,317,193

		194,765,014

Hotels, Restaurants & Leisure—3.6%
Carnival Corp.	3,741,830	135,042,645

Domino’s Pizza Group plc[1]	13,348,461	117,083,381

William Hill plc	22,379,414	143,997,079

		396,123,105

Household Durables—1.0%
SEB SA	1,370,537	106,200,267

	Shares	Value

Internet & Catalog Retail—2.0%
Ctrip.com International Ltd., ADR[2]	2,052,620	$94,461,572

Yoox SpA[1,2]	3,747,784	115,995,248

		210,456,820

Leisure Equipment & Products—0.1%
Nintendo Co. Ltd.	105,219	11,839,909

Media—2.0%
Grupo Televisa SAB, Sponsored ADR	1,017,630	25,593,395

Liberty Global plc, Cl. A2	479,474	37,245,540

Liberty Global plc, Series C2	358,027	26,325,725

SES, FDR	3,811,530	111,809,009

Zee Entertainment Enterprises Ltd.	8,197,109	28,781,177

		229,754,846

1  OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Multiline Retail—0.6%
Dollarama, Inc.	923,453	$65,184,402

Specialty Retail—1.3%
Industria de Diseno Textil SA (Inditex)	1,072,660	141,808,820

Textiles, Apparel & Luxury Goods—5.2%
Burberry Group plc	2,852,281	67,805,558

Compagnie Financiere Richemont SA, Cl. A	557,176	52,800,545

Kering	651,290	147,066,553

Luxottica Group SpA	2,128,280	110,876,148

LVMH Moet Hennessy Louis Vuitton SA	727,360	127,078,944

	Shares	Value

Textiles, Apparel & Luxury Goods (Continued)
Swatch Group AG (The)	89,806	$51,633,708

		557,261,456

Consumer Staples—12.0%

Beverages—4.4%
C&C Group plc	12,045,939	66,773,824

Diageo plc	4,212,892	129,249,748

Heineken NV	2,247,816	154,089,789

Pernod-Ricard SA	1,108,182	128,627,899

		478,741,260

Food & Staples Retailing—1.1%
Shoppers Drug Mart Corp.	1,520,906	85,106,047

Woolworths Ltd.	1,187,181	37,646,507

		122,752,554

Food Products—4.5%
Aryzta AG2	2,527,065	161,167,987

Barry Callebaut AG2	117,601	110,619,933

2  OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Food Products (Continued)
DANONE SA	1,444,250	$107,541,397

Unilever plc	2,789,411	106,296,426

		485,625,743

Household Products—1.0%
Reckitt Benckiser Group plc	1,560,522	106,044,249

Personal Products—0.3%
L’Oreal SA	188,483	31,420,329

Tobacco—0.7%
Swedish Match AB	2,175,434	75,957,272

Energy—5.3%

Energy Equipment & Services—2.7%
Hunting plc	805,759	10,226,728

Saipem SpA	3,455,529	76,666,249

Schoeller- Bleckmann Oilfield Equipment AG1	804,134	85,022,695

Technip SA	1,017,822	118,158,280

		290,073,952

	Shares	Value

Oil, Gas & Consumable Fuels—2.6%
BG Group plc	6,460,067	$122,837,003

Cairn Energy plc[2]	11,660,785	49,242,707

Koninklijke Vopak NV	1,992,724	111,690,565

		283,770,275

Financials—5.0%

Capital Markets—3.3%
BinckBank NV	3,717,550	32,404,982

ICAP plc	24,865,295	141,572,987

Tullett Prebon plc	10,749,054	56,919,732

UBS AG2	6,674,254	129,117,782

		360,015,483

Commercial Banks—0.6%
ICICI Bank Ltd.,
Sponsored ADR	2,549,640	66,341,633

Insurance—1.0%
Prudential plc	6,464,088	107,987,540

3  OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Thrifts & Mortgage Finance—0.1%
Housing Development Finance Corp. Ltd.	772,602	$8,450,159

Health Care—9.4%

Biotechnology—2.5%
CSL Ltd.	2,104,700	127,323,590

Grifols SA	3,592,879	144,286,569

		271,610,159

Health Care Equipment & Supplies—4.0%
DiaSorin SpA	2,751,333	111,270,756

Essilor International SA	1,051,466	113,328,930

Sonova Holding AG2	934,001	103,366,210

Straumann Holding AG	57,877	10,559,891

William Demant Holding[2]	1,168,827	100,228,669

		438,754,456

Health Care Providers & Services—1.1%
Sonic Healthcare Ltd.	8,480,994	116,519,141

	Shares	Value

Health Care Technology—0.2%
CompuGroup Medical AG	918,663	$19,664,682

Ortivus AB, Cl. B1,2	795,679	750,131

		20,414,813

Life Sciences Tools & Services—0.0%
Tyrian Diagnostics Ltd.[1,2]	119,498,536	106,360

Pharmaceuticals—1.6%
Novogen Ltd.[1,2]	8,330,223	1,243,573

Oxagen Ltd.[2,3]	214,287	10,054

Roche Holding AG	696,177	173,660,790

		174,914,417

Industrials—19.4%

Aerospace & Defense—2.1%
Embraer SA	12,603,746	103,431,064

European Aeronautic Defence & Space Co.	1,993,263	114,648,490

		218,079,554

4  OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Commercial Services & Supplies—2.2%
Aggreko plc	3,705,728	$93,296,900

Edenred	1,587,050	47,453,241

Prosegur Compania de Seguridad SA	17,630,040	92,180,042

		232,930,183

Construction & Engineering—2.8%
Koninklijke Boskalis Westminster NV	2,998,099	118,505,533

Leighton Holdings Ltd.	5,682,390	87,347,776

Outotec OYJ	1,370,624	17,745,329

Trevi Finanziaria Industriale SpA[1]	8,996,150	73,209,946

		296,808,584

Electrical Equipment—3.7%
ABB Ltd.[2]	5,069,700	108,428,212

Legrand SA	2,318,080	117,569,119

Nidec Corp.	846,685	63,560,272

	Shares	Value

Electrical Equipment (Continued)
Schneider Electric SA	1,436,330	$109,767,522

		399,325,125

Machinery—3.9%
Aalberts Industries NV1	7,035,151	175,267,436

Atlas Copco AB, Cl. A	3,616,462	97,617,598

FANUC Corp.	258,800	39,331,013

Weir Group plc (The)	3,330,130	112,245,277

		424,461,324

Professional Services—1.1%
Experian plc	7,057,929	123,385,093

Trading Companies & Distributors—3.6%
Brenntag AG	815,202	123,975,201

Bunzl plc	7,745,616	163,366,014

Wolseley plc	2,046,088	103,368,814

		390,710,029

Information Technology—16.3%

Communications Equipment—1.4%
Telefonaktiebolaget LM Ericsson, Cl. B	12,835,751	150,746,842

5  OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Computers & Peripherals—1.3%
Gemalto NV	1,271,275	$146,293,323

Electronic Equipment, Instruments, & Components— 2.8%
Hoya Corp.	6,653,710	141,304,606

Keyence Corp.	377,521	124,124,770

Omron Corp.	1,302,218	40,549,655

		305,979,031

Internet Software & Services—3.0%
Telecity Group plc	7,745,409	98,365,078

United Internet AG, Cl. REG	5,028,935	173,858,309

Yahoo Japan Corp.	108,476	53,482,988

		325,706,375

IT Services—1.4%
Amadeus IT Holding SA, Cl. A	3,998,577	129,107,651

Infosys Ltd.	360,672	16,692,810

		145,800,461

	Shares	Value

Semiconductors & Semiconductor Equipment—0.9%
ARM Holdings plc	7,494,760	$100,948,122

Software—5.5%
Aveva Group plc	1,993,904	71,686,909

Dassault Systemes SA	951,470	121,466,178

Sage Group plc (The)	15,083,326	80,432,102

SAP AG	2,834,766	209,543,478

Temenos Group AG1	4,945,940	119,783,602

		602,912,269

Materials—4.7%

Chemicals—3.5%
Essentra plc[1]	13,002,460	154,928,723

Orica Ltd.	655,583	10,886,728

Sika AG	42,306	115,853,284

Syngenta AG	250,333	98,147,647

		379,816,382

6  OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Construction Materials—1.2%
James Hardie Industries plc	15,535,900	$135,017,463

Telecommunication Services—4.7%

Diversified Telecommunication Services—4.7%
BT Group plc, Cl. A	53,916,696	271,803,447

Inmarsat plc	11,295,667	121,659,019

Ziggo NV	2,983,759	118,324,268

		511,786,734

Utilities—0.7%

Energy Traders—0.7%
APR Energy plc[1]	5,134,054	80,340,864

Total Common Stocks
(Cost $7,919,445,378)		10,433,693,958

	Units	Value

Rights, Warrants and Certificates—0.0%
Ceres, Inc. Wts., Strike Price $19.50, Exp. 9/6/15[1,2,3]	126,666	$5,067

MEI Pharma, Inc. Wts., Strike Price $1.19, Exp. 5/10/17[1,2]	1,118,385	525,641

Tyrian Diagnostics Ltd. Wts., Strike Price 0.012AUD, Exp. 12/20/13[1,2]	11,949,853	5,318

Total Rights, Warrants and Certificates (Cost $264,716)		536,026

7  OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Investment Company—4.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.10%[1,4] (Cost $484,083,385)	484,083,385	$ 484,083,385

Total Investments, at Value (Cost $8,403,793,479)	100.6%	10,918,313,369

Liabilities in Excess of Other Assets	(0.6)	(69,718,878)

Net Assets	100.0%	$ 10,848,594,491

Footnotes to Statement of Investments

* August 30, 2013 represents the last business day of the Fund’s quarterly period. See accompanying Notes.

Strike price is reported in U.S. Dollars, except for those denoted in the following currency:

AUD Australian	Dollar

8  OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 30, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares/Units November 30, 2012	Gross Additions		Gross Reductions		Shares/Units August 30, 2013
Aalberts Industries NV	6,348,447	686,704		—		7,035,151
APR Energy plc	4,216,602	917,452		—		5,134,054
Ceres Inc.	1,262,894	—		1,262,894		—
Ceres, Inc. Wts., Strike Price $19.50, Exp. 9/6/15[a]	126,666	—		—		126,666
Dignity plc	3,819,982	777,891	[b]	—		4,597,873
Domino’s Pizza Group plc	8,982,012	4,366,449		—		13,348,461
Essentra plc (formerly Filtrona plc)	12,296,420	2,290,640		1,584,600		13,002,460
MEI Pharma, Inc.	2,480,849	—		2,480,849	[b]	—
MEI Pharma, Inc.	—	413,474	[b]	413,474		—
MEI Pharma, Inc. Wts., Strike Price $1.19, Exp. 5/10/17[a]	1,118,385	—		—		1,118,385
Novogen Ltd.	8,330,223	—		—		8,330,223
Oppenheimer Institutional Money Market Fund, Cl. E	206,196,290	2,027,649,265		1,749,762,170		484,083,385
Ortivus AB, Cl. A	29,828	—		29,828		—
Ortivus AB, Cl. Ba	1,883,694	—		1,088,015		795,679
Phoenix Mecano AG	65,025	—		65,025		—
Schoeller-Bleckmann Oilfield Equipment AG	461,198	342,936		—		804,134
Temenos Group AG	4,308,059	637,881		—		4,945,940
Trevi Finanziaria Industriale SpA	7,275,059	1,721,091		—		8,996,150
Tyrian Diagnostics Ltd.	119,498,536	—		—		119,498,536
Tyrian Diagnostics Ltd. Wts., Strike Price 0.012AUD, Exp. 12/20/13	11,949,853	—		—		11,949,853
Yoox SpA	2,444,500	1,303,284		—		3,747,784

9  OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Value		Income		Realized Gain (Loss)
Aalberts Industries NV	$175,267,436		$3,164,756	[c]	$—
APR Energy plc	80,340,864		526,111		—
Ceres Inc.	—		—		(16,619,826)
Ceres, Inc. Wts., Strike Price $19.50, Exp. 9/6/15[a]	—	[d]	—		—
Dignity plc	103,317,193		—		—
Domino’s Pizza Group plc	117,083,381		2,671,058		—
Essentra plc (formerly Filtrona plc)	154,928,723		1,693,546	[c]	4,370,130
MEI Pharma, Inc	—		—		—
MEI Pharma, Inc	—		—		(13,837,362)
MEI Pharma, Inc. Wts., Strike Price $1.19, Exp. 5/10/17[a]	—	[d]	—		—
Novogen Ltd.	1,243,573		—		—
Oppenheimer Institutional Money Market Fund, Cl. E	484,083,385		331,293		—
Ortivus AB, Cl. A	—		—		(5,674)
Ortivus AB, Cl. Ba	—	[d]	—		(9,000,865)
Phoenix Mecano AG	—		—		(890,515)
Schoeller-Bleckmann Oilfield Equipment AG	85,022,695		864,724		—
Temenos Group AG	119,783,602		1,382,242		—
Trevi Finanziaria Industriale SpA	73,209,946		1,278,827		—
Tyrian Diagnostics Ltd.	106,360		—		—
Tyrian Diagnostics Ltd. Wts., Strike Price 0.012AUD, Exp. 12/20/13	5,318		—		—
Yoox SpA	115,995,248		—		—

Total	$1,510,387,724		$11,912,557		$(35,984,112)

a. No longer an affiliate as of August 30, 2013.

b. All or a portion is the result of a corporate action.

c. All or a portion of the transitions were the result of non-cash dividends.

d. The security is no longer an affiliate. Therefore, the value has been excluded from this table.

2. Non-income producing security.

10  OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Restricted security. The aggregate value of restricted securities as of August 30, 2013 was $15,121, which represents less than 0.005% of the Fund’s net assets. See the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Date	Cost	Value	Unrealized Appreciation/ (Depreciation)
Ceres, Inc. Wts., Strike Price $19.50, Exp. 9/6/15	9/5/07	$—	$5,067	$5,067
Oxagen Ltd.	12/20/00	2,210,700	10,054	(2,200,646)

		$2,210,700	$15,121	$(2,195,579)

4. Rate shown is the 7-day yield as of August 30, 2013.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United Kingdom	$2,715,031,654	24.9%
France	1,387,487,668	12.7
Switzerland	1,235,139,591	11.4
Netherlands	971,224,386	8.9
United States	683,228,003	6.1
Germany	636,793,436	5.8
Japan	565,641,034	5.2
Spain	507,383,082	4.6
Italy	488,018,347	4.5
Australia	381,078,993	3.5

11  OPPENHEIMER INTERNATIONAL GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Geographic Holdings	Value	Percent
Sweden	$325,071,843	3.0%
Ireland	201,791,287	1.8
Canada	150,290,449	1.4
Jersey, Channel Islands	123,385,093	1.1
India	120,265,779	1.1
Brazil	103,431,064	1.0
Denmark	100,228,669	0.9
China	94,461,572	0.9
Austria	85,022,695	0.8
Mexico	25,593,395	0.2
Finland	17,745,329	0.2

Total	$10,918,313,369	100.0%

12  OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Quarterly Period. The last day of the Fund’s quarterly period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

13  OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered

15  OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and

16  OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

17  OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

Security Type	Standard inputs generally considered by third-party pricing vendors
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by

18  OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third

19  OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

20  OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of August 30, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stock
Consumer Discretionary	$383,853,279	$1,639,293,126	$—	$2,023,146,405
Consumer Staples	85,106,047	1,215,435,360	—	1,300,541,407
Energy	—	573,844,227	—	573,844,227
Financials	66,341,633	476,453,182	—	542,794,815
Health Care	—	1,022,309,292	10,054	1,022,319,346
Industrials	—	2,085,699,892	—	2,085,699,892

21  OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table Continued
Investments, at Value Continued
Information Technology	$—	$1,778,386,423	$—	$1,778,386,423
Materials	—	514,833,845	—	514,833,845
Telecommunication Services	—	511,786,734	—	511,786,734
Utilities	—	80,340,864	—	80,340,864
Rights, Warrants and Certificates	—	530,959	5,067	536,026
Investment Company	484,083,385	—	—	484,083,385

Total Assets	$1,019,384,344	$9,898,913,904	$15,121	$10,918,313,369

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

22  OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

	Transfers out of Level 1*	Transfers into Level 2*
Assets Table
Investments, at Value:
Commons Stocks
Consumer Discretionary	$(989,513,736)	$989,513,736
Consumer Staples	(809,205,519)	809,205,519
Energy	(251,003,842)	251,003,842
Financials	(247,140,385)	247,140,385
Health Care	(715,923,877)	715,923,877
Industrials	(1,213,685,826)	1,213,685,826
Information Technology	(658,600,193)	658,600,193
Materials	(326,218,839)	326,218,839
Telecommunication Services	(276,997,725)	276,997,725
Utilities	(45,566,716)	45,566,716

Total Assets	$(5,533,856,658)	$5,533,856,658

*Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund’s assets were valued but after the close of the securities’ respective exchanges.

Restricted Securities

As of August 30, 2013, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

23  OPPENHEIMER INTERNATIONAL GROWTH FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of August 30, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$8,438,258,784
Federal tax cost of other investments	198,611

Total federal tax cost	$8,438,457,395

Gross unrealized appreciation	$2,777,357,824
Gross unrealized depreciation	(297,303,360)

Net unrealized appreciation	$2,480,054,464

24  OPPENHEIMER INTERNATIONAL GROWTH FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 8/30/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Growth Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 10/14/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 10/14/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 10/14/2013